SCHEDULE OF BORROWINGS FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Borrowings from related parties, beginning balance	$ 710	$ 270
Payment of borrowings	(657)	(172)
Provision for bonus (include interest)		621	$ 89
Exchange rate differences	(53)	(9)
Borrowings from related parties, ending balance		$ 710	$ 270